Related parties	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related parties [Text Block]

31. Related parties

(a) Group companies

The financial statements include the financial statements of the Company and the following significant subsidiaries:

				Beneficial ownership of ultimate controlling party (Hudbay Minerals Inc.)
Name	Jurisdiction	Business	Entity's Parent	2025	2024
HudBay Peru Inc.	British Columbia	Holding company	HMI	100%	100%
HudBay Peru S.A.C.	Peru	Exploration/ development	HudBay Peru Inc.	100%	100%
HudBay (BVI) Inc.	British Virgin Islands	Precious metals sales	HudBay Peru Inc.	100%	100%
Hudbay Arizona Inc.	British Columbia	Holding company	HMI	100%	100%
Copper World LLC.	Arizona	Exploration/ development	HudBay Arizona (US) Holding Corporation	100%	100%
Mason Resources (US) Inc.	Nevada	Exploration/ development	Hudbay Arizona (US)	100%	100%
HudBay Arizona (Barbados) SRL	Barbados	Precious metals sales	Hudbay Arizona Inc.	100%	100%
Copper Mountain Mine (BC) Ltd.	British Columbia	Exploration/ development	HMI	100%	75%

Transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note.

(b) Compensation of key management personnel

The Company's key management includes members of the Board of Directors, Hudbay's Chief Executive Officer, Chief Financial Officer, Chief Operating Officer, Senior Vice Presidents and Vice Presidents. Total compensation to key management personnel was as follows:

	Year ended December 31,
	2025	2024
Short-term employee benefits[1]	$11.1	$11.1
Post-employment benefits	1.0	0.9
Termination benefits	-	0.7
Long-term share-based awards[2]	9.0	3.6
	$21.1	$16.3

[1] Such as salaries and social security contributions, paid annual leave and paid sick leave, profit-sharing, termination benefits, bonuses and non-monetary benefits (such as medical care, housing, cars and free or subsidized goods or services) for current employees.

[2] Long-term share-based awards are based on disbursements made during the year.

(c) Transaction with related parties

All transactions with related parties have occurred in the normal course of the Company's operations. MMC was a related party until April 30, 2025, the date Hudbay completed the acquisition of MMC's 25% interest in CMBC. Accordingly, the MMC related party transactions disclosed below for the year ended December 31, 2025, reflect activity from January 1, 2025 to April 30, 2025.

i. During the year ended December 31, 2025, the Company sold copper concentrate under the provision of a long-term contract with MMC for revenues totaling $78.0 million (December 31, 2024 - $274.1 million) including pricing adjustments. As at December 31, 2025, the Company had nil of trade receivables related to these sales outstanding (December 31, 2024 - $45.3 million).

ii. During the year ended December 31, 2024, the Company obtained cash advances on certain concentrate shipments from MMC. For the year ended December 31, 2024, interest expense on these advances amounted to $0.9 million. For the year ended December 31, 2025 no cash advances were received.

iii. During the year ended December 31, 2025, the Company recorded unrealized foreign exchange and foreign currency translation gains on intra-group loan balances totaling $21.6 million (December 31, 2024 - loss of $24.5 million).